UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-04049

Deutsche Income Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  9/30

Date of reporting period:  6/30/2015

ITEM 1.	SCHEDULE OF INVESTMENTS

Consolidated Investment Portfolio	as of June 30, 2015 (Unaudited)

Deutsche Global Inflation Fund

		Principal Amount ($) (a)	Value ($)
Government & Agency Obligations 94.9%
Sovereign Bonds 6.2%
Hashemite Kingdom of Jordan Government AID Bond, 3.0%, 6/30/2025		2,000,000	2,005,000
Kingdom of Spain-Inflation Linked Bond, REG S, 144A, 1.0%, 11/30/2030	EUR	1,927,271	1,993,487
Republic of Ireland, REG S, 2.0%, 2/18/2045	EUR	960,000	934,838
Republic of New Zealand, Series 0427, REG S, 4.5%, 4/15/2027	NZD	3,900,000	2,860,245
Republic of Portugal, REG S, 144A, 4.1%, 2/15/2045	EUR	2,200,000	2,543,124
Republic of Singapore, 2.75%, 4/1/2042	SGD	900,000	631,140

			10,967,834
U.S. Treasury Obligations 88.7%
U.S. Treasury Floating Rate Notes:
0.068% *, 10/31/2016 (b)		650,000	649,993
0.099% *, 1/31/2017		400,000	400,211
U.S. Treasury Inflation-Indexed Bonds:
0.625%, 2/15/2043		6,174,120	5,473,740
0.75%, 2/15/2042		3,141,030	2,886,556
0.75%, 2/15/2045		4,018,720	3,670,852
2.0%, 1/15/2026		16,091,865	18,472,962
U.S. Treasury Inflation-Indexed Notes:
0.125%, 4/15/2016		3,215,460	3,230,534
0.125%, 4/15/2017		12,499,440	12,669,357
0.125%, 4/15/2018		11,769,790	11,954,611
0.125%, 4/15/2019		5,048,300	5,113,771
0.125%, 4/15/2020		16,669,290	16,803,428
0.125%, 1/15/2022		5,958,096	5,904,568
0.125%, 7/15/2022		11,831,085	11,741,429
0.25%, 1/15/2025		23,473,210	23,023,909
0.375%, 7/15/2023		6,099,660	6,121,582
0.625%, 7/15/2021		7,872,675	8,126,081
1.125%, 1/15/2021		14,059,630	14,871,349
U.S. Treasury Note, 1.0%, 8/31/2016 (c)		5,520,000	5,559,678

			156,674,611

Total Government & Agency Obligations (Cost $171,838,165)			167,642,445
Mortgage-Backed Securities Pass-Throughs 0.0%
Federal Home Loan Mortgage Corp., 7.5%, 3/17/2017		270	280
Federal National Mortgage Association, 9.0%, 3/1/2020		9,761	10,936

Total Mortgage-Backed Securities Pass-Throughs (Cost $11,013)			11,216
Asset-Backed 0.1%
Home Equity Loans
NovaStar Mortgage Funding Trust, "M3", Series 2004-3, 1.237% *, 12/25/2034 (Cost $219,965)		232,459	231,216
Short-Term U.S. Treasury Obligations 1.2%
U.S. Treasury Bills:
0.07% **, 12/3/2015 (d)		270,000	269,951
0.182% **, 2/4/2016 (b)		200,000	199,891
0.06% **, 8/13/2015 (d)		1,651,000	1,651,000

Total Short-Term U.S. Treasury Obligations (Cost $2,120,580)			2,120,842

		Shares	Value ($)

Cash Equivalents 3.6%
Central Cash Management Fund, 0.09% (e) (Cost $6,244,496)		6,244,496	6,244,496

		% of Net Assets	Value ($)

Total Consolidated Investment Portfolio (Cost $180,434,219) †		99.8	176,250,215
Other Assets and Liabilities, Net		0.2	396,958

Net Assets		100.0	176,647,173

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*
Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of June 30, 2015.

**	Annualized yield at time of purchase; not a coupon rate.
†
The cost for federal income tax purposes was $180,747,345.  At June 30, 2015, net unrealized depreciation for all securities based on tax cost was $4,497,130.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $29,568 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $4,526,698.

(a)	Principal amount stated in U.S. dollars unless otherwise noted.
(b)	At June 30, 2015, this security has been pledged, in whole or in part, as collateral for open over-the-counter derivatives.
(c)	At June 30, 2015, this security has been pledged, in whole or in part, to cover initial margin requirements for open centrally cleared swap contracts.
(d)	At June 30, 2015, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(e)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

At June 30, 2015, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation (Depreciation) ($)

10 Year Australian Bond	AUD	9/15/2015	38	3,672,528	18,632
3 Month Euro Euribor Interest Rate Futures	EUR	6/13/2016	7	1,950,304	—
3 Month Euro Swiss Franc (Euroswiss) Interest Rate Futures	CHF	6/13/2016	8	2,159,688	3,209
3 Month Euroyen Futures	JPY	6/13/2016	10	2,039,466	(204)
90 Day Eurodollar	USD	6/13/2016	8	1,981,500	1,600
90 Day Sterling Interest Rate Futures	GBP	6/15/2016	10	1,944,029	(1,571)
ASX 90 Day Bank Accepted Bills	AUD	6/9/2016	10	7,675,191	(317)
Euro-BUXL 30 Year German Government Bond	EUR	9/8/2015	21	3,479,936	(39,959)
U.S. Treasury Long Bond	USD	9/21/2015	40	6,033,750	(154,205)
Total net unrealized depreciation					(172,815)

At June 30, 2015, open futures contracts sold were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation (Depreciation) ($)

10 Year Canadian Government Bond	CAD	9/21/2015	31	3,474,780	(34,559)
5 Year U.S. Treasury Note	USD	9/30/2015	80	9,540,625	9,375
Federal Republic of Germany Euro-Bund	EUR	9/8/2015	22	3,728,057	(44,148)
Total net unrealized depreciation					(69,332)

At June 30, 2015, open written options contracts were as follows:

Options on Interest Rate Swap Contracts
	Swap Effective/ Expiration Date	Contract Amount		Option Expiration Date	Premiums Received ($)	Value ($) (f)

Call Options
Receive Fixed - 4.48% - Pay Floating - 3-Month LIBOR	5/9/2016 5/11/2026	5,300,000	1	5/5/2016	59,492	(3,526)
Put Options
Pay Fixed - 2.48% - Receive Floating - 3-Month LIBOR	5/9/2016 5/11/2026	5,300,000	1	5/5/2016	59,493	(102,429)
Pay Fixed - 2.615% - Receive Floating - 3-Month LIBOR	12/4/2015 12/4/2045	2,700,000	2	12/2/2015	58,590	(48,481)
Pay Fixed - 2.64% - Receive Floating - 3-Month LIBOR	8/10/2015 8/10/2045	2,000,000	1	8/6/2015	18,700	(10,699)
Pay Fixed - 2.675% - Receive Floating - 3-Month LIBOR	11/12/2015 11/12/2045	2,700,000	2	11/9/2015	54,135	(54,693)
Pay Fixed - 2.88% - Receive Floating - LIBOR	9/30/2015 9/30/2045	2,700,000	3	9/28/2015	56,492	(78,953)
Total Put Options					247,410	(295,255)

Total					306,902	(298,781)

(f)	Unrealized appreciation on written options on interest rate swap contracts at June 30, 2015 was $8,121.
At June 30, 2015, open interest rate swap contracts were as follows:

Centrally Cleared Swaps
Effective/ Expiration Date	Notional Amount ($)	Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Value ($)	Unrealized Appreciation/ (Depreciation) ($)

9/16/2015 9/16/2045	3,000,000	Fixed — 3.00%	Floating — 3-Month LIBOR	(30,632)	(48,014)
12/16/2015 9/17/2035	3,600,000	Floating — 3-Month LIBOR	Fixed — 2.938%	15,787	(64,829)
12/16/2015 9/18/2045	7,800,000	Floating — 3-Month LIBOR	Fixed — 2.998%	25,332	(241,736)
12/16/2015 9/16/2025	8,200,000	Floating — 3-Month LIBOR	Fixed — 2.64%	48,607	(6,025)
12/16/2015 9/18/2017	6,000,000	Floating — 3-Month LIBOR	Fixed — 1.557%	43,053	49,010
12/16/2015 9/16/2020	10,900,000	Floating — 3-Month LIBOR	Fixed — 2.214%	126,068	131,369
1/28/2015 1/28/2045	5,300,000	Fixed — 3.087%	Floating — 3-Month LIBOR	(249,413)	(249,413)
2/3/2015 2/3/2045	2,000,000	Fixed — 3.035%	Floating — 3-Month LIBOR	(70,946)	(70,946)
6/17/2015 6/17/2045	9,387,000	Floating — 3-Month LIBOR	Fixed — 2.5%	(821,516)	(829,956)
9/16/2015 9/16/2045	3,200,000	Floating — 3-Month LIBOR	Fixed — 3.0%	32,674	(29,557)
9/16/2015 9/16/2045	2,000,000	Fixed — 3.0%	Floating — 3-Month LIBOR	(20,421)	27,651
12/16/2015 9/16/2020	13,536,000	Fixed — 2.25%	Floating — 3-Month LIBOR	(242,311)	(4,348)
Total net unrealized depreciation				(1,336,794)

Each commodity linked swap is a commitment to receive the total return of the specified commodity linked index in exchange for a fixed financing rate. At June 30, 2015, open commodity-linked swap contracts were as follows:

Bilateral Swaps

Expiration Date	Notional Amount ($)		Pay/Receive Return of the Reference Index/Entity	Value ($) (g)

Long Positions
7/16/2015	60,000	4	Barclays-Commodity Strategy 1610 Index	(1,652)
7/16/2015	40,000	5	Bloomberg Commodity Index	835
7/16/2015	20,000	6	Bloomberg Commodity Index	418
7/16/2015	20,000	7	Bloomberg Commodity Index	418
7/16/2015	40,000	8	Bloomberg Commodity Index	835
7/16/2015	20,000	3	Bloomberg Commodity Index	417
7/16/2015	20,000	9	Bloomberg Commodity Index	418
7/16/2015	30,000	10	Bloomberg Commodity Index	627
7/16/2015	50,000	11	Bloomberg Commodity Index	1,045
7/16/2015	60,000	12	Bloomberg Commodity Index	1,227
7/16/2015	30,000	4	Bloomberg Commodity Index	627
7/16/2015	110,000	13	Bloomberg Commodity Index	2,300
7/16/2015	60,000	2	Citi Congestion DJUBS Beta	1,190
7/16/2015	1,000,000	9	JPMorgan Ex-Front Month Lean Hogs Excess Return Index	(131,064)
7/16/2015	1,000,000	9	JPMorgan Ex-Front Month Live Cattle Excess Return Index	26,099
7/16/2015	20,000	9	JPMorgan Ranked Alpha Basket Index	(189)
7/16/2015	20,000	9	JPMorgan Seasonal Spread Explorer	(534)
7/16/2015	70,000	6	Merrill Lynch Commodity Index eXtra ADLS Modifies Excess Return Index	(605)
7/16/2015	10,000	6	Merrill Lynch Enhanced Benchmark - A Pre Roll Excess Return Index	209
7/16/2015	50,000	14	Modified Strategy D177 on the Bloomberg Commodity Index	788
7/16/2015	20,000	7	Societe Generale Commodity Index	423
7/16/2015	200,000	15	UBS Custom Commodity Index	(1,504)
Short Positions
7/16/2015	190,000	13	Bloomberg Commodity Index 3 Month Forward	(3,740)
7/16/2015	140,000	12	Bloomberg Commodity Index 3 Month Forward	(2,756)
7/16/2015	20,000	7	Bloomberg Commodity Index 3 Month Forward	(394)
7/16/2015	150,000	9	Bloomberg Commodity Index 3 Month Forward	(2,953)
7/16/2015	1,000,000	9	Bloomberg Commodity Index Lean Hog Subindex	202,787
7/16/2015	1,000,000	9	Bloomberg Commodtiy Index Live Cattle Subindex	(34,668)
Total net unrealized depreciation				60,604

(g)	There are no upfront payments on the commodity-linked swaps listed above; therefore unrealized appreciation (depreciation) is equal to their value.
Counterparties:
1	Nomura International PLC
2	Citigroup, Inc.
3	Morgan Stanley
4	Barclays Bank PLC
5	Canadian Imperial Bank of Commerce
6	Bank of America
7	Societe Generale
8	Credit Suisse
9	JPMorgan Chase Securities, Inc.
10	Royal Bank of Canada
11	Wells Fargo Bank
12	Macquarie Bank Ltd..
13	BNP Paribas
14	Goldman Sachs & Co.
15	UBS AG
LIBOR: London Interbank Offered Rate
As of June 30, 2015, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty

SEK	14,275,485	EUR	1,550,000	7/9/2015	5,930	Societe Generale
SEK	14,272,679	EUR	1,550,000	7/9/2015	6,268	Morgan Stanley
AUD	1,690,055	GBP	850,000	7/9/2015	32,056	Morgan Stanley
AUD	1,690,021	GBP	850,000	7/9/2015	32,082	Commonwealth Bank of Australia
KRW	2,024,437,500	JPY	225,000,000	7/9/2015	23,993	Australia & New Zealand Banking Group Ltd.
KRW	2,024,415,000	JPY	225,000,000	7/9/2015	24,013	Nomura International PLC
USD	3,905,098	JPY	490,000,000	7/9/2015	98,979	Barclays Bank PLC
JPY	225,000,000	KRW	2,054,700,000	7/9/2015	3,133	Nomura International PLC
JPY	225,000,000	KRW	2,054,587,500	7/9/2015	3,032	Australia & New Zealand Banking Group Ltd.
SEK	14,106,150	NOK	13,500,000	7/9/2015	19,741	Calyon Bank
SEK	14,150,957	NOK	13,500,000	7/9/2015	14,336	Morgan Stanley
EUR	2,400,000	USD	2,711,791	7/9/2015	35,888	BNP Paribas
NZD	1,800,000	USD	1,259,820	7/9/2015	40,806	Macquarie Bank Ltd.
NZD	800,000	USD	555,132	7/9/2015	13,348	National Australia Bank Ltd.
USD	4,241,326	EUR	3,934,800	7/13/2015	146,037	Societe Generale
USD	1,158,080	EUR	1,041,000	7/13/2015	2,651	UBS AG
USD	1,438,753	JPY	179,448,000	7/13/2015	27,693	UBS AG
USD	3,942,756	SEK	33,340,900	7/13/2015	79,965	Societe Generale
EUR	2,635,000	USD	2,951,612	7/13/2015	13,546	Societe Generale
EUR	483,000	USD	539,283	7/13/2015	730	UBS AG
JPY	184,940,000	USD	1,542,730	7/13/2015	31,405	Citigroup, Inc.
NZD	4,224,000	USD	2,972,988	7/13/2015	113,370	Societe Generale
SEK	15,430,000	USD	1,867,174	7/13/2015	5,479	Societe Generale
SGD	1,765,000	USD	1,318,018	7/13/2015	7,770	Societe Generale
Total unrealized appreciation					782,251

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty

CAD	2,250,000	USD	1,799,741	7/9/2015	(1,527)	Morgan Stanley
CAD	2,250,000	USD	1,800,000	7/9/2015	(1,268)	Macquarie Bank Ltd.
GBP	1,700,000	USD	2,654,159	7/9/2015	(16,830)	Morgan Stanley
JPY	490,000,000	USD	3,989,166	7/9/2015	(14,912)	Nomura International PLC
USD	969,788	CAD	1,177,817	7/13/2015	(26,918)	Societe Generale
USD	1,077,984	EUR	966,000	7/13/2015	(878)	Citigroup, Inc.
USD	2,373,064	NOK	17,959,000	7/13/2015	(83,079)	Barclays Bank PLC
USD	1,904,887	SEK	15,494,100	7/13/2015	(35,457)	Barclays Bank PLC
USD	630,303	SGD	849,000	7/13/2015	(48)	Barclays Bank PLC
CAD	1,177,817	USD	936,285	7/13/2015	(6,585)	Citigroup, Inc.
EUR	6,413,300	USD	6,887,794	7/13/2015	(263,135)	Citigroup, Inc.
NOK	17,959,000	USD	2,216,386	7/13/2015	(73,599)	BNP Paribas
SEK	33,405,000	USD	3,830,684	7/13/2015	(199,772)	Barclays Bank PLC
SGD	768,000	USD	565,261	7/13/2015	(4,864)	UBS AG
Total unrealized depreciation					(728,872)

Currency Abbreviations

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
KRW	South Korean Won
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
USD	United States Dollar

Investment in Subsidiary

The Fund may seek exposure to the commodities markets by investing a portion of its assets in a wholly owned subsidiary organized under the laws of the Cayman Islands (the "Subsidiary"). Among other investments, the Subsidiary may invest in commodity-linked derivative instruments such as swaps and futures contracts. The Subsidiary may also invest in debt securities, some of which are intended to serve as margin or collateral for the Subsidiary's derivative positions. As of June 30, 2015, the Fund held $2,183,027 in the Subsidiary, representing 1.2% of the Fund's net assets. The Fund’s Investment Portfolio has been consolidated and includes the accounts of the Fund and the Subsidiary.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2015 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Fixed Income Investments (h)
Government & Agency Obligations	$—	$167,642,445	$—	$167,642,445
Mortgage-Backed Securities Pass-Throughs	—	11,216	—	11,216
Asset-Backed	—	231,216	—	231,216
Short-Term U.S. Treasury Obligations	—	2,120,842	—	2,120,842
Short-Term Investments	6,244,496	—	—	6,244,496
Derivatives (i)
Futures Contracts	32,816	—	—	32,816
Interest Rate Swap Contracts	—	208,030	—	208,030
Commodity-Linked Swap Contracts	—	240,663	—	240,663
Forward Foreign Currency Exchange Contracts	—	782,251	—	782,251

Total	$6,277,312	$171,236,663	$—	$177,513,975

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (i)
Futures Contracts	$(274,963)	$—	$—	$(274,963)
Written Options	—	(298,781)	—	(298,781)
Interest Rate Swap Contracts	—	(1,544,824)	—	(1,544,824)
Commodity-Linked Swap Contracts	—	(180,059)	—	(180,059)
Forward Foreign Currency Exchange Contracts	—	(728,872)	—	(728,872)

Total	$(274,963)	$(2,752,536)	$—	$(3,027,499)

There have been no transfers between fair value measurement levels during the period ended June 30, 2015.
(h)	See Consolidated Investment Portfolio for additional detailed categorizations.
(i)
Derivatives unrealized appreciation (depreciation) on open futures contracts, interest rate swap contracts, commodity linked swap contracts, forward foreign currency exchange contracts, and written options, at value.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of June 30, 2015 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures	Swaps	Forward Currency Contracts	Options
Commodity Contracts	$—	$60,604	$—	$—
Foreign Exchange Contracts	$—	$—	$53,379	$—
Interest Rate Contracts	$(242,147)	$(1,336,794)	$—	$8,121

ITEM 2.	CONTROLS AND PROCEDURES

(a)
The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)
There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Global Inflation Fund, a series of Deutsche Income Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	August 21, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	August 21, 2015

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	August 21, 2015